OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER ASSETS
Schedule of other assets

	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited
Prepayment to suppliers	21,079	13,359	2,053
Silver products and raw silver	3,859	32	5
VAT refund receivable	43,217	7,694	1,183
Awards receivable from exchanges	30,825	—	—
Receivable from customers	1,221	—	—
Expense advance to employees	1,399	315	48
Prepayment for business acquisition	—	67,500	10,375
Receivables related to subsidiaries disposal	—	99,000	15,216
Receivables related to AFS investment disposal	—	55,000	8,453
Deposit and others	53,222	68,381	10,510

Total	154,822	311,281	47,843